CONVERTIBLE PROMISSORY NOTES (Details)	3 Months Ended	9 Months Ended
	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 CAD ($)	Sep. 30, 2021 USD ($)
Statement [Line Items]
Convertible promissory notes, beginning			$ 1,433,846
Proceeds net of transaction costs		$ 402,300
Conversions		(1,576,792)
Fair value change	$ 262,224	(155,732)
Interest expense		28,321
Accretion expenses		122,140
Foreign exchange (gain) loss		(424)
Convertible promissory notes, ending			$ 253,659
Promissory Note
Statement [Line Items]
Proceeds net of transaction costs		0
Conversions		0
Fair value change		0
Interest expense		0
Accretion expenses		0
Foreign exchange (gain) loss		(166)
Convertible promissory notes, beginning		11,904
Convertible promissory notes, ending	11,738	11,738
Convertible Promissory Note - Liability Component
Statement [Line Items]
Proceeds net of transaction costs		10,001
Conversions		(110,464)
Fair value change		(59,048)
Interest expense		28,321
Accretion expenses		122,140
Foreign exchange (gain) loss		(258)
Convertible promissory notes, beginning		91,721
Convertible promissory notes, ending	82,413	82,413
Derivative Liability
Statement [Line Items]
Proceeds net of transaction costs		1,255,211
Conversions		(1,264,761)
Fair value change		(1,230,147)
Interest expense		0
Accretion expenses		0
Foreign exchange (gain) loss		0
Convertible promissory notes, beginning		1,610,858
Convertible promissory notes, ending	371,161	371,161
Deferred Derivative Loss Increase
Statement [Line Items]
Proceeds net of transaction costs		(862,912)
Conversions		201,567
Fair value change		1,133,463
Interest expense		0
Accretion expenses		0
Foreign exchange (gain) loss		0
Convertible promissory notes, beginning		(280,637)
Convertible promissory notes, ending	$ (211,653)	$ (211,653)